UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

June 30, 2016

MFS® INTERNATIONAL NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 95.2%
Aerospace - 1.2%
Cobham PLC	3,915,313	$8,198,880
Meggitt PLC	2,361,020	12,807,680
MTU Aero Engines AG	155,880	14,582,328
Saab AB, “B”	199,440	6,205,523
Singapore Technologies Engineering Ltd.	5,541,300	13,081,071

		$54,875,482
Airlines - 0.7%
Copa Holdings S.A., “A” (l)	208,380	$10,889,939
Stagecoach Group PLC	6,791,908	20,895,432

		$31,785,371
Alcoholic Beverages - 0.8%
Carlsberg Group	147,199	$13,969,244
Davide Campari-Milano S.p.A.	1,242,119	12,306,635
Thai Beverage PCL	16,294,700	11,007,481

		$37,283,360
Apparel Manufacturers - 1.5%
Burberry Group PLC	506,753	$7,921,490
Christian Dior S.A.	191,566	31,032,490
Gerry Weber International AG (l)	100,123	1,165,560
Global Brands Group Holding Ltd. (a)	75,173,138	6,601,750
Samsonite International S.A.	2,709,600	7,510,298
Stella International Holdings Ltd.	7,097,591	12,551,907

		$66,783,495
Automotive - 2.4%
ElringKlinger AG (l)	270,538	$5,296,049
Ford Otomotiv Sanayi S.A.	290,456	3,120,869
GKN PLC	2,397,446	8,629,445
Koito Manufacturing Co. Ltd.	715,000	32,722,896
NGK Spark Plug Co. Ltd	610,500	9,185,883
Shimano, Inc.	35,100	5,319,570
Stanley Electric Co. Ltd.	922,131	19,582,598
Tofas Turk Otomobil Fabriikasi A.S.	595,860	4,917,360
USS Co. Ltd.	1,161,900	19,056,955

		$107,831,625
Biotechnology - 0.3%
Abcam PLC	550,379	$5,659,444
Lonza Group AG	36,366	6,026,335

		$11,685,779
Broadcasting - 0.8%
Havas S.A.	2,199,204	$17,073,240
Nippon Television Holdings, Inc.	610,800	10,005,324
Proto Corp. (l)	568,700	6,592,088

		$33,670,652
Brokerage & Asset Managers - 3.4%
Aberdeen Asset Management PLC	1,839,894	$7,110,222
Bolsa Mexicana de Valores S.A. de C.V.	3,064,684	4,703,667

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - continued
CETIP S.A. Mercados Organizados	598,400	$8,157,375
Computershare Ltd.	2,173,196	14,969,138
Daiwa Securities Group, Inc.	2,388,000	12,551,818
Hargreaves Lansdown PLC	628,406	10,457,187
IG Group Holdings PLC	1,886,974	20,404,198
Osaka Securities Exchange Co. Ltd.	145,300	1,662,192
Rathbone Brothers PLC	875,165	20,563,391
Schroders PLC	1,156,966	36,532,927
Yuanta Financial Holding Co. Ltd.	38,241,227	12,394,511

		$149,506,626
Business Services - 13.4%
Amadeus Fire AG	183,730	$11,666,945
Amadeus IT Holding S.A.	1,729,808	75,780,295
Ashtead Group PLC	521,672	7,486,583
Babcock International Group PLC	1,263,922	15,299,926
Brenntag AG	506,043	24,454,372
Bunzl PLC	5,009,261	154,938,940
Capgemini	93,660	8,173,878
Cerved Information Solutions S.p.A.	3,566,115	28,117,020
Cognizant Technology Solutions Corp., “A” (a)	380,740	21,793,558
Compass Group PLC	2,903,853	55,352,084
CTS Eventim AG	270,894	8,244,630
DKSH Holding Ltd.	50,944	3,334,980
Edenred	303,993	6,272,304
Electrocomponents PLC	1,448,122	5,033,614
Elior Group	912,524	19,938,406
Exova Group PLC	3,324,060	8,002,189
Intertek Group PLC	749,438	34,996,452
MITIE Group PLC	1,014,123	3,392,911
Nomura Research Institute Ltd.	815,980	29,718,398
Sodexo	371,989	40,069,263
Travis Perkins PLC	386,837	7,738,860
vMeitec Corp.	138,300	4,673,705
Zoopla Property Group PLC	5,425,303	19,278,071

		$593,757,384
Cable TV - 0.2%
Eutelsat Communications	534,604	$10,188,927

Chemicals - 0.6%
Orica Ltd.	1,752,521	$16,236,226
Victrex PLC	478,278	9,646,166

		$25,882,392
Computer Software - 2.5%
OBIC Business Consultants Co. Ltd.	341,400	$15,207,311
OBIC Co. Ltd.	1,687,700	92,265,225
Totvs S.A.	571,928	5,437,438

		$112,909,974
Computer Software - Systems - 1.6%
Brother Industries Ltd.	757,000	$8,077,307
EPAM Systems, Inc. (a)	348,551	22,415,315
Globant S.A. (a)	245,517	9,661,094

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - continued
Linx S.A.	1,355,100	$6,795,960
Temenos Group AG	228,394	11,376,945
Venture Corp. Ltd.	2,058,100	12,650,188

		$70,976,809
Conglomerates - 1.3%
DCC PLC	450,478	$39,608,559
First Pacific Co. Ltd.	19,619,150	14,286,282
Smiths Group PLC	335,505	5,167,697

		$59,062,538
Construction - 2.1%
Bellway PLC	715,939	$18,089,720
DuluxGroup Ltd.	2,661,647	12,582,515
Elementia S.A. de C.V. (a)	4,694,011	5,399,414
Geberit AG	49,422	18,669,404
Reliance Worldwide Corp. (a)	2,474,936	5,703,544
Semen Indonesia Persero Tbk PT	4,281,720	3,042,711
SIG PLC	1,435,446	2,158,197
Techtronic Industries Co. Ltd.	6,228,000	26,071,797

		$91,717,302
Consumer Products - 3.5%
Beiersdorf AG	244,503	$23,104,437
Dabur India Ltd.	4,788,960	21,944,655
Hengan International Group Co. Ltd.	2,018,000	16,978,548
Kobayashi Pharmaceutical Co. Ltd.	752,800	33,297,771
LG Household & Healthcare Ltd.	11,229	10,889,259
Milbon Co. Ltd.	241,596	10,840,595
Mitsubishi Pencil Co. Ltd.	52,000	2,429,339
PZ Cussons	404,893	1,779,258
Societe BIC S.A.	49,516	7,001,804
Uni-Charm Corp.	1,169,800	26,057,650

		$154,323,316
Consumer Services - 2.3%
51job, Inc., ADR (a)	567,471	$16,632,575
Asante, Inc.	170,200	2,396,065
Dignity PLC	1,558,827	53,579,270
Estacio Participacoes S.A.	1,250,474	6,602,135
GAEC Anima Educacao S.A.	937,991	4,201,877
Kakaku.com, Inc.	289,200	5,701,013
Kroton Educacional S.A.	1,449,716	6,137,701
Localiza Rent a Car S.A.	641,413	6,888,755
Rakuten	119,300	1,286,722

		$103,426,113
Containers - 1.4%
Fuji Seal International, Inc.	894,500	$31,433,787
Mayr-Melnhof Karton AG	127,604	13,904,901
Viscofan S.A.	262,132	14,517,457

		$59,856,145
Electrical Equipment - 1.6%
Advantech Co. Ltd.	1,484,893	$11,323,185
IMI PLC	595,477	7,694,763

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
Legrand S.A.	238,002	$12,279,703
OMRON Corp.	103,621	3,357,515
Pfeiffer Vacuum Technology AG	69,906	6,545,230
Spectris PLC	922,901	22,471,026
Voltronic Power Technology Corp.	622,000	8,657,367

		$72,328,789
Electronics - 2.9%
ASM International N.V.	425,984	$16,622,541
ASM Pacific Technology Ltd.	2,404,900	17,288,436
Chroma Ate, Inc.	10,717,000	25,514,294
Halma PLC	1,384,817	18,794,598
Hirose Electric Co. Ltd.	83,693	10,231,191
Infineon Technologies AG	1,196,035	17,221,715
Iriso Electronics Co. Ltd. (l)	153,080	8,524,584
JEOL Ltd.	1,008,000	3,846,692
Siliconware Precision Industries Co.	6,366,000	9,776,951

		$127,821,002
Energy - Independent - 0.8%
Gran Tierra Energy, Inc. (a)	6,067,250	$20,381,489
TORC Oil & Gas Ltd. (l)	1,238,841	7,862,917
Ultrapar Participacoes S.A.	394,000	8,721,894

		$36,966,300
Engineering - Construction - 0.5%
JGC Corp.	430,000	$6,110,309
Promotora y Operadora de Infraestructura S.A.B. de C.V.	502,934	6,230,505
Stantec, Inc. (l)	266,933	6,473,169
Toshiba Plant Kensetsu Co. Ltd. (l)	291,000	4,721,598

		$23,535,581
Food & Beverages - 3.7%
BRF S.A.	537,800	$7,555,619
Britvic PLC	728,348	5,694,240
Chr. Hansen Holding A.S.	90,563	5,946,805
Coca-Cola East Japan Co. Ltd.	202,800	3,871,518
Coca-Cola HBC AG	320,235	6,458,850
Coca-Cola West Co. Ltd.	330,900	9,331,659
Grupo Lala S.A.B. de C.V.	848,015	1,860,920
Kerry Group PLC	229,702	20,357,256
Marine Harvest A.S.A.	1,335,910	22,470,980
P/f Bakkafrost	811,217	30,607,773
Qinqin Foodstuffs Group (Cayman) Co. Ltd. (a)	403,600	572,254
S Foods, Inc. (l)	205,100	5,479,675
Shenguan Holdings Group Ltd.	13,203,505	1,142,972
Super Group Ltd.	33,717,200	20,768,504
Tate & Lyle PLC	488,682	4,357,381
Tingyi (Cayman Islands) Holdings Corp.	12,026,000	11,427,050
Want Want China Holdings Ltd.	8,150,146	5,867,101

		$163,770,557
Food & Drug Stores - 4.1%
Alimentation Couche-Tard, Inc.	428,866	$18,416,723
Booker Group PLC	19,100,335	44,192,733

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - continued
Clicks Group Ltd.	2,752,562	$22,931,787
Cosmos Pharmaceutical Corp.	80,100	16,065,423
Dairy Farm International Holdings Ltd.	3,130,809	21,172,406
FamilyMart Co. Ltd.	130,000	7,896,691
Lawson, Inc.	303,700	24,076,848
Sundrug Co. Ltd.	280,100	26,042,911
Welcia Holdings Co. Ltd.	43,700	2,739,586

		$183,535,108
Forest & Paper Products - 0.1%
Fibria Celulose S.A.	515,939	$3,458,010

Furniture & Appliances - 0.5%
Coway Co. Ltd.	169,367	$15,394,444
SEB S.A.	39,266	4,733,749
Zojirushi Corp. (l)	156,800	2,978,839

		$23,107,032
Gaming & Lodging - 0.7%
Minor International PLC	1,014,188	$1,154,454
Paddy Power Betfair PLC	299,690	31,639,815

		$32,794,269
General Merchandise - 3.1%
B&M European Value Retail S.A.	4,295,168	$14,552,409
Dollarama, Inc.	995,776	69,522,037
Poundland Group PLC	1,324,210	3,640,295
PriceSmart, Inc.	56,346	5,272,295
Seria Co. Ltd.	366,700	30,154,971
Woolworths Holdings Ltd.	2,146,158	12,280,212

		$135,422,219
Health Maintenance Organizations - 0.4%
Odontoprev S.A.	2,111,255	$8,747,877
Qualicorp S.A.	1,153,265	6,681,276

		$15,429,153
Insurance - 3.3%
Admiral Group PLC	354,924	$9,687,438
AUB Group Ltd. (h)(l)	3,359,189	25,303,358
BR Insurance Corretora de Seguros S.A. (a)	68,050	424,531
Hiscox Ltd.	3,413,346	47,069,638
Jardine Lloyd Thompson Group PLC	1,478,438	18,597,119
Samsung Fire & Marine Insurance Co. Ltd.	87,962	20,122,400
Sony Financial Holdings, Inc.	876,900	9,842,759
Storebrand A.S.A. (a)	1,722,818	6,498,590
XL Group PLC	212,422	7,075,777

		$144,621,610
Internet - 0.9%
Rightmove PLC	812,274	$39,598,356

Machinery & Tools - 1.6%
Aalberts Industries N.V.	242,140	$7,304,049
GEA Group AG	722,418	33,954,812

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
GLORY Ltd.	50,600	$1,366,261
Neopost S.A.	167,887	3,889,331
Rotork PLC	1,912,024	5,489,063
Spirax-Sarco Engineering PLC	278,609	13,907,590
T.K. Corp.	828,332	5,929,655

		$71,840,761
Medical & Health Technology & Services - 0.6%
Hogy Medical Co. Ltd.	39,800	$2,763,148
Miraca Holdings, Inc.	596,000	25,683,810

		$28,446,958
Medical Equipment - 3.2%
Ansell Ltd.	1,497,875	$20,471,732
Fisher & Paykel Healthcare Corp. Ltd.	4,837,918	34,715,446
Nakanishi, Inc.	466,000	13,704,804
Nihon Kohden Corp.	521,600	14,615,282
Smith & Nephew PLC	846,063	14,348,737
Sonova Holding AG	158,220	21,021,542
Terumo Corp.	366,600	15,544,314
William Demant Holdings A/S (a)	301,880	5,870,835

		$140,292,692
Metals & Mining - 0.6%
Iluka Resources Ltd.	2,589,843	$12,669,682
MOIL Ltd.	3,971,364	14,126,824

		$26,796,506
Natural Gas - Distribution - 0.8%
China Resources Gas Group Ltd.	11,692,000	$35,516,869

Network & Telecom - 0.4%
VTech Holdings Ltd.	1,671,365	$17,631,220

Oil Services - 0.7%
Aker Solutions ASA (a)	2,934,303	$12,738,570
John Wood Group PLC	779,082	7,135,612
Technip	215,970	11,746,012

		$31,620,194
Other Banks & Diversified Financials - 5.1%
Aeon Financial Service Co. Ltd.	730,200	$15,691,609
AEON Thana Sinsap Public Co. Ltd.	2,759,200	7,557,570
Bancolombia S.A., ADR	147,623	5,154,995
Chiba Bank Ltd.	2,538,451	11,973,152
Credicorp Ltd.	134,185	20,708,771
E.Sun Financial Holding Co. Ltd.	44,922,006	26,587,993
Federal Bank Ltd. (a)	18,342,466	15,730,647
Grupo Financiero Inbursa S.A. de C.V.	3,975,620	6,741,085
Julius Baer Group Ltd.	175,283	7,044,009
Jyske Bank	590,933	22,547,304
Public Bank Berhad	4,513,977	21,721,730
Security Bank Corp.	4,183,370	17,063,366
Shizuoka Bank Ltd.	1,025,000	7,202,400
Shriram Transport Finance Co. Ltd.	939,824	16,790,782

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Sydbank A/S	741,862	$18,697,967
Unione di Banche Italiane S.c.p.A.	2,002,715	5,617,221

		$226,830,601
Pharmaceuticals - 1.4%
Genomma Lab Internacional S.A., “B” (a)	8,990,134	$9,215,077
Santen Pharmaceutical Co. Ltd.	1,885,700	29,407,461
Taiko Pharmaceutical Co. Ltd.	165,800	2,555,177
Tsumura & Co.	184,000	4,966,692
Virbac SA (a)	97,768	17,789,188

		$63,933,595
Pollution Control - 0.3%
Daiseki Co. Ltd.	792,300	$15,269,459

Precious Metals & Minerals - 0.6%
Agnico-Eagle Mines Ltd.	516,614	$27,647,116

Railroad & Shipping - 0.1%
Pacific Basin Shipping Ltd. (a)	17,685,752	$1,670,988
Precious Shipping Public Co. Ltd. (a)	13,259,027	2,395,982

		$4,066,970
Real Estate - 2.7%
Ascendas India Trust, REIT	31,933,900	$23,468,607
City Developments Ltd.	3,038,700	18,514,320
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	8,200,260	6,476,764
Deutsche Wohnen AG	730,026	24,774,923
Fibro Uno Administracion S.A. de C.V.	3,495,088	7,428,894
Foxtons Group PLC	918,267	1,354,404
LEG Immobilien AG	239,557	22,389,801
Midland Holdings Ltd. (a)(h)	43,113,000	11,890,643
TAG Immobilien AG	237,520	3,115,669

		$119,414,025
Restaurants - 2.8%
Ajisen (China) Holdings Ltd.	12,368,037	$4,798,571
Alsea S.A.B. de C.V.	1,699,065	6,460,751
Cafe De Coral Holdings Ltd.	6,194,000	19,400,910
Domino’s Pizza Group PLC	12,465,720	55,483,637
Heian Ceremony Service Co.	106,244	665,665
Jollibee Foods Corp.	1,686,170	8,673,216
Whitbread PLC	584,027	27,297,313

		$122,780,063
Specialty Chemicals - 5.2%
Air Water, Inc.	376,000	$5,505,113
Croda International PLC	1,356,509	56,857,129
Elementis PLC	3,641,079	9,679,831
IMCD Group NV	218,300	8,642,449
Japan Pure Chemical Co. Ltd.	41,700	802,381
Kansai Paint Co. Ltd.	1,037,000	20,889,405
PT Astra Agro Lestari Tbk (a)	3,138,200	3,497,743
PTT Global Chemical PLC	13,241,500	22,326,661
Sika AG	7,864	32,896,349

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
SK KAKEN Co. Ltd.	58,000	$5,167,288
Symrise AG	885,210	60,318,738
Tikkurila Oyj	145,978	2,647,094

		$229,230,181
Specialty Stores - 2.8%
ABC-Mart, Inc.	362,200	$24,105,386
Esprit Holdings Ltd. (a)	6,185,199	4,610,978
Just Eat PLC (a)	2,413,483	13,770,138
MonotaRO Co. Ltd.	182,400	5,963,630
NEXT PLC	444,404	29,731,263
Nitori Co. Ltd.	174,900	20,984,829
Shimamura Co. Ltd.	52,800	7,794,082
Super Retail Group Ltd.	1,437,779	9,464,612
XXL ASA	757,085	8,632,127

		$125,057,045
Telecommunications - Wireless - 0.5%
Cellnex Telecom S.A.U.	897,040	$14,070,708
Infrastrutture Wireless Italiane S.p.A. (n)	1,387,784	6,148,964

		$20,219,672
Telephone Services - 0.6%
Bezeq - The Israel Telecommunication Corp. Ltd.	6,073,425	$12,064,010
PT XL Axiata Tbk (a)	9,609,807	2,669,290
TDC A.S.	2,666,167	13,050,182

		$27,783,482
Tobacco - 0.5%
Swedish Match AB	581,683	$20,214,508

Trucking - 1.4%
DSV A.S.	631,602	$26,555,461
Kintetsu World Express, Inc.	277,200	3,343,836
Yamato Holdings Co. Ltd.	1,480,100	33,899,760

		$63,799,057
Utilities - Electric Power - 0.7%
CESC Ltd.	2,392,424	$21,211,002
Glow Energy PLC	3,776,000	9,214,343

		$30,425,345
Total Common Stocks		$4,226,727,595

Preferred Stocks - 1.3%
Consumer Products - 0.7%
Henkel AG & Co. KGaA	264,562	$32,163,626

Specialty Chemicals - 0.6%
Fuchs Petrolub SE	604,462	$23,740,103
Total Preferred Stocks		$55,903,729

8

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

Warrants - 0.0%
Railroad & Shipping - 0.0%
Precious Shipping Public Co. Ltd. (1 share for 1 warrant) (a)	THB 18	6/30/17	467,490	$26,607

Collateral for Securities Loaned - 0.7%
JPMorgan Prime Money Market Fund, 0.44%, at Net Asset Value (j)			28,724,814	$28,724,814

Money Market Funds - 3.0%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)			133,593,633	$133,593,633
Total Investments				$4,444,976,378

Other Assets, Less Liabilities - (0.2)%				(7,268,785)
Net Assets - 100.0%				$4,437,707,593

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,148,964, representing 0.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

THB	Thailand Baht

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

6/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$67,639,774	$1,010,952,587	$—	$1,078,592,361
Japan	6,635,334	838,566,590	—	845,201,924
Germany	64,091,580	248,647,360	—	312,738,940
France	—	190,188,295	—	190,188,295
Hong Kong	31,952,817	128,734,798	—	160,687,615
Canada	150,303,452	—	—	150,303,452
Australia	31,006,902	86,393,905	—	117,400,807
Denmark	—	106,637,797	—	106,637,797
Spain	—	104,368,460	—	104,368,460
Other Countries	500,353,161	716,185,119	—	1,216,538,280
Mutual Funds	162,318,447	—	—	162,318,447
Total Investments	$1,014,301,467	$3,430,674,911	$—	$4,444,976,378

For further information regarding security characteristics, see the Portfolio of Investments.

10

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $1,985,539,491 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $50,291,551 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. Other reasons for changes in classifications between levels 1 and 2 relate to referencing trading activity outside of a primary exchange in assessing valuation in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,717,677,246
Gross unrealized appreciation	1,142,934,140
Gross unrealized depreciation	(415,635,008)
Net unrealized appreciation (depreciation)	$727,299,132

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	152,475,413	593,163,442	(612,045,222)	133,593,633

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$—	$133,593,633

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
AUB Group Ltd.	3,393,873	159,298	(193,982)	3,359,189
Midland Holdings Ltd.	44,623,000	980,000	(2,490,000)	43,113,000

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
AUB Group Ltd.	$116,758	$—	$978,250	$25,303,358
Midland Holdings Ltd.	(353,473)		—	11,890,643

	$(236,715)	$—	$978,250	$37,194,001

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of June 30, 2016, are as follows:

United Kingdom	24.3%
Japan	19.0%
Germany	7.0%
United States	4.8%
France	4.3%
Hong Kong	3.6%
Canada	3.4%
Australia	2.7%
Denmark	2.4%
Other Countries	28.5%

11

QUARTERLY REPORT

June 30, 2016

MFS® RESEARCH FUND

PORTFOLIO OF INVESTMENTS

6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 99.4%
Aerospace - 3.7%
Honeywell International, Inc.	462,806	$53,833,594
Northrop Grumman Corp.	198,441	44,109,465
Orbital ATK, Inc.	253,465	21,580,010
Rockwell Collins, Inc.	228,712	19,472,540
United Technologies Corp.	443,802	45,511,895

		$184,507,504
Alcoholic Beverages - 1.1%
Constellation Brands, Inc., “A”	221,034	$36,559,024
Molson Coors Brewing Co.	195,340	19,754,734

		$56,313,758
Apparel Manufacturers - 1.9%
Hanesbrands, Inc.	940,521	$23,635,293
NIKE, Inc., “B”	857,378	47,327,266
PVH Corp.	230,080	21,680,438

		$92,642,997
Automotive - 0.3%
Harley-Davidson, Inc.	324,686	$14,708,276

Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	272,036	$31,762,923
Celgene Corp. (a)	527,266	52,004,246

		$83,767,169
Broadcasting - 2.0%
Nielsen Holdings PLC	510,452	$26,528,190
Time Warner, Inc.	541,980	39,857,209
Twenty-First Century Fox, Inc.	1,091,304	29,519,773

		$95,905,172
Brokerage & Asset Managers - 1.9%
Blackstone Group LP	476,864	$11,702,243
Charles Schwab Corp.	1,308,581	33,120,185
NASDAQ, Inc.	732,084	47,343,872

		$92,166,300
Business Services - 4.3%
Accenture PLC, “A”	337,501	$38,235,488
Cognizant Technology Solutions Corp., “A” (a)	654,429	37,459,516
Equifax, Inc.	198,324	25,464,802
Fidelity National Information Services, Inc.	504,874	37,199,116
Fiserv, Inc. (a)	232,546	25,284,727
Gartner, Inc. (a)	215,887	21,029,553
Global Payments, Inc.	367,581	26,237,932

		$210,911,134
Cable TV - 1.6%
Charter Communications, Inc., “A” (a)	257,462	$58,866,112
Comcast Corp., “A”	309,927	20,204,141

		$79,070,253

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 1.9%
E.I. du Pont de Nemours & Co.	510,611	$33,087,593
Monsanto Co.	308,241	31,875,202
PPG Industries, Inc.	296,144	30,843,398

		$95,806,193
Computer Software - 3.2%
Adobe Systems, Inc. (a)	409,031	$39,181,079
Akamai Technologies, Inc. (a)	409,636	22,910,941
Microsoft Corp.	382,723	19,583,936
Sabre Corp.	833,689	22,334,528
Salesforce.com, Inc. (a)	654,562	51,978,768

		$155,989,252
Computer Software - Systems - 2.8%
Apple, Inc. (s)	792,487	$75,761,757
Constellation Software, Inc.	49,753	19,255,387
Hewlett Packard Enterprise	2,432,077	44,434,047

		$139,451,191
Construction - 0.7%
Sherwin-Williams Co.	124,085	$36,440,042

Consumer Products - 3.0%
Estee Lauder Cos., Inc., “A”	286,709	$26,096,253
Newell Brands, Inc.	619,645	30,096,158
Procter & Gamble Co.	1,082,074	91,619,206

		$147,811,617
Consumer Services - 0.9%
Priceline Group, Inc. (a)	33,889	$42,307,366

Containers - 0.5%
Berry Plastics Group, Inc. (a)	611,910	$23,772,703

Electrical Equipment - 3.6%
Danaher Corp. (s)	1,204,727	$121,677,427
Tyco International PLC	761,708	32,448,761
W.W. Grainger, Inc.	99,744	22,666,824

		$176,793,012
Electronics - 1.1%
Broadcom Corp.	353,671	$54,960,473

Energy - Independent - 4.0%
EOG Resources, Inc.	799,892	$66,726,991
EQT Corp.	288,431	22,333,212
Memorial Resource Development Corp. (a)	2,029,187	32,223,490
Noble Energy, Inc.	596,146	21,383,757
Pioneer Natural Resources Co.	168,746	25,516,083
Valero Energy Corp.	606,745	30,943,995

		$199,127,528
Energy - Integrated - 1.3%
Exxon Mobil Corp. (s)	699,598	$65,580,316

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 2.6%
Archer Daniels Midland Co.	467,840	$20,065,658
J.M. Smucker Co.	248,477	37,870,380
Mead Johnson Nutrition Co., “A”	322,026	29,223,860
Mondelez International, Inc.	920,567	41,895,004

		$129,054,902
Food & Drug Stores - 1.1%
CVS Health Corp.	552,838	$52,928,710

General Merchandise - 2.5%
Costco Wholesale Corp.	313,811	$49,280,879
Dollar Tree, Inc. (a)	413,277	38,947,224
Target Corp.	513,168	35,829,390

		$124,057,493
Health Maintenance Organizations - 1.5%
Cigna Corp.	116,909	$14,963,183
UnitedHealth Group, Inc.	419,423	59,222,528

		$74,185,711
Insurance - 2.9%
American International Group, Inc.	691,879	$36,593,480
Aon PLC	626,927	68,479,236
Chubb Ltd.	300,934	39,335,083

		$144,407,799
Internet - 5.7%
Alibaba Group Holding Ltd., ADR (a)	254,325	$20,226,467
Alphabet, Inc., “A” (a)	150,305	105,744,077
Alphabet, Inc., “C” (a)	65,755	45,509,035
Facebook, Inc., “A” (a)	697,225	79,678,873
LinkedIn Corp., “A” (a)	147,119	27,842,271

		$279,000,723
Machinery & Tools - 1.0%
Roper Technologies, Inc.	296,496	$50,570,358

Major Banks - 3.9%
Goldman Sachs Group, Inc.	296,636	$44,074,177
JPMorgan Chase & Co.	1,569,942	97,556,196
PNC Financial Services Group, Inc.	622,778	50,687,901

		$192,318,274
Medical & Health Technology & Services - 1.1%
McKesson Corp.	171,713	$32,050,231
VCA, Inc. (a)	358,738	24,254,276

		$56,304,507
Medical Equipment - 5.0%
Cooper Cos., Inc.	42,983	$7,374,593
Medtronic PLC	934,873	81,118,930
PerkinElmer, Inc.	421,998	22,121,135
Steris PLC	243,240	16,722,750
Stryker Corp.	452,788	54,257,586
VWR Corp. (a)	990,359	28,621,375

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Zimmer Biomet Holdings, Inc.	284,502	$34,248,351

		$244,464,720
Natural Gas - Distribution - 0.7%
Sempra Energy	312,445	$35,624,979

Natural Gas - Pipeline - 0.5%
Enterprise Products Partners LP	920,780	$26,942,023

Network & Telecom - 1.4%
Cisco Systems, Inc.	2,392,072	$68,628,546

Oil Services - 1.2%
Halliburton Co.	872,350	$39,508,731
Schlumberger Ltd.	269,570	21,317,596

		$60,826,327
Other Banks & Diversified Financials - 4.8%
Discover Financial Services	549,758	$29,461,531
U.S. Bancorp	1,752,039	70,659,733
Visa, Inc., “A”	1,478,047	109,626,746
Wintrust Financial Corp.	506,625	25,837,875

		$235,585,885
Pharmaceuticals - 4.8%
Allergan PLC (a)	218,557	$50,506,337
Bristol-Myers Squibb Co.	354,608	26,081,418
Eli Lilly & Co.	830,489	65,401,009
Merck & Co., Inc.	1,190,845	68,604,580
Zoetis, Inc.	556,844	26,427,816

		$237,021,160
Railroad & Shipping - 1.5%
Canadian Pacific Railway Ltd.	132,862	$17,111,297
Union Pacific Corp.	627,538	54,752,691

		$71,863,988
Real Estate - 2.3%
Store Capital Corp., REIT	2,446,888	$72,060,852
Tanger Factory Outlet Centers, Inc., REIT	990,617	39,802,991

		$111,863,843
Restaurants - 1.4%
Aramark	946,849	$31,643,694
YUM! Brands, Inc.	435,218	36,088,277

		$67,731,971
Specialty Chemicals - 0.5%
Albemarle Corp.	290,880	$23,069,693

Specialty Stores - 4.0%
Amazon.com, Inc. (a)	126,587	$90,588,189
AutoZone, Inc. (a)	40,967	32,521,243
Lululemon Athletica, Inc. (a)(l)	302,532	22,345,014
Ross Stores, Inc.	569,968	32,311,486

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - continued
Urban Outfitters, Inc. (a)	778,014	$21,395,385

		$199,161,317
Telecommunications - Wireless - 1.2%
SBA Communications Corp. (a)	537,865	$58,057,148

Telephone Services - 1.3%
Verizon Communications, Inc.	1,145,992	$63,992,193

Tobacco - 2.0%
Philip Morris International, Inc.	589,152	$59,928,541
Reynolds American, Inc.	685,697	36,979,639

		$96,908,180
Utilities - Electric Power - 3.0%
American Electric Power Co., Inc.	386,864	$27,115,298
CMS Energy Corp.	985,711	45,204,706
NextEra Energy, Inc.	366,382	47,776,213
Xcel Energy, Inc.	562,229	25,176,615

		$145,272,832
Total Common Stocks		$4,897,875,538

Convertible Preferred Stocks - 0.3%
Telephone Services - 0.3%
Frontier Communications Corp., 11.125%	158,895	$15,066,424

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	16,802,545	$16,802,545

Collateral for Securities Loaned - 0.4%
JPMorgan Prime Money Market Fund, 0.44%, at Net Asset Value (j)	20,113,498	$20,113,498
Total Investments		$4,949,858,005

Securities Sold Short - (0.2)%
Telecommunications - Wireless - (0.2)%
Crown Castle International Corp., REIT	(88,179)	$(8,943,996)

Other Assets, Less Liabilities - (0.3)%		(14,997,789)
Net Assets - 100.0%		$4,925,916,220

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2016, the fund had cash collateral of $124,225 and other liquid securities with an aggregate value of $17,025,604 to cover any commitments for securities sold short.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,912,941,962	$—	$—	$4,912,941,962
Mutual Funds	36,916,043	—	—	36,916,043
Total Investments	$4,949,858,005	$—	$—	$4,949,858,005
Short Sales	$(8,943,996)	$—	$—	$(8,943,996)

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,954,135,097
Gross unrealized appreciation	1,095,610,139
Gross unrealized depreciation	(99,887,231)
Net unrealized appreciation (depreciation)	$995,722,908

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	43,464,374	474,202,577	(500,864,406)	16,802,545

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$85,259	$16,802,545

7

QUARTERLY REPORT

June 30, 2016

MFS® TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 57.6%
Aerospace - 2.9%
Boeing Co.	27,780	$3,607,789
Honeywell International, Inc.	519,278	60,402,417
Lockheed Martin Corp.	168,363	41,782,646
Northrop Grumman Corp.	226,907	50,436,888
Orbital ATK, Inc.	34,845	2,966,703
United Technologies Corp.	502,585	51,540,092

		$210,736,535
Airlines - 0.2%
Delta Air Lines, Inc.	478,170	$17,419,733

Alcoholic Beverages - 0.4%
Diageo PLC	925,122	$25,886,038

Automotive - 1.4%
Delphi Automotive PLC	249,192	$15,599,419
General Motors Co.	349,344	9,886,435
Harley-Davidson, Inc.	132,288	5,992,646
Hyundai Motor Co.	74,926	8,875,395
Johnson Controls, Inc.	602,926	26,685,505
Kia Motors Corp.	370,302	13,946,616
LKQ Corp. (a)	293,497	9,303,855
Magna International, Inc.	397,350	13,947,771

		$104,237,642
Biotechnology - 0.2%
Celgene Corp. (a)	57,246	$5,646,173
Gilead Sciences, Inc.	98,865	8,247,318

		$13,893,491
Broadcasting - 1.1%
Omnicom Group, Inc.	369,976	$30,149,344
Time Warner, Inc.	420,726	30,940,190
Twenty-First Century Fox, Inc.	311,468	8,425,209
Viacom, Inc., “B”	76,850	3,186,970
Walt Disney Co.	99,728	9,755,393

		$82,457,106
Brokerage & Asset Managers - 0.9%
BlackRock, Inc.	69,930	$23,953,123
Blackstone Group LP	190,295	4,669,839
Charles Schwab Corp.	286,595	7,253,719
Franklin Resources, Inc.	541,461	18,068,554
NASDAQ, Inc.	215,476	13,934,833

		$67,880,068
Business Services - 1.6%
Accenture PLC, “A”	547,023	$61,972,236
Cognizant Technology Solutions Corp., “A” (a)	82,741	4,736,095
Equifax, Inc.	26,633	3,419,677
Fidelity National Information Services, Inc.	180,675	13,312,134
Fiserv, Inc. (a)	64,747	7,039,941

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Global Payments, Inc.	387,866	$27,685,875

		$118,165,958
Cable TV - 1.5%
Charter Communications, Inc., “A” (a)	149,814	$34,253,473
Comcast Corp., “A”	1,171,284	76,356,004

		$110,609,477
Chemicals - 2.4%
3M Co.	306,718	$53,712,456
Celanese Corp.	141,144	9,237,875
E.I. du Pont de Nemours & Co.	270,253	17,512,394
LyondellBasell Industries N.V., “A”	301,436	22,432,867
Monsanto Co.	152,171	15,736,003
PPG Industries, Inc.	505,157	52,612,102

		$171,243,697
Computer Software - 0.9%
CA, Inc.	280,990	$9,224,902
Microsoft Corp.	488,742	25,008,928
Oracle Corp.	555,615	22,741,322
Sabre Corp.	415,732	11,137,460

		$68,112,612
Computer Software - Systems - 0.8%
Apple, Inc.	73,808	$7,056,045
Hewlett Packard Enterprise	366,055	6,687,825
International Business Machines Corp.	274,879	41,721,135

		$55,465,005
Construction - 0.7%
Bellway PLC	137,729	$3,480,016
Owens Corning	586,940	30,239,149
Stanley Black & Decker, Inc.	127,868	14,221,479

		$47,940,644
Consumer Products - 0.6%
Kimberly-Clark Corp.	86,695	$11,918,829
Newell Brands, Inc.	102,835	4,994,696
Procter & Gamble Co.	202,442	17,140,764
Reckitt Benckiser Group PLC	90,246	9,079,255

		$43,133,544
Containers - 0.1%
Crown Holdings, Inc. (a)	138,818	$7,033,908

Electrical Equipment - 1.6%
Danaher Corp.	642,329	$64,875,229
MSC Industrial Direct Co., Inc., “A”	89,080	6,285,485
Pentair PLC	215,369	12,553,859
Tyco International PLC	749,577	31,931,980

		$115,646,553
Electronics - 1.1%
Analog Devices, Inc.	75,443	$4,273,092
Intel Corp.	268,120	8,794,336

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Maxim Integrated Products, Inc.	241,201	$8,608,464
Microchip Technology, Inc.	105,880	5,374,469
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	836,003	21,928,359
Texas Instruments, Inc.	501,582	31,424,112

		$80,402,832
Energy - Independent - 2.0%
Anadarko Petroleum Corp.	227,685	$12,124,226
Canadian Natural Resources Ltd. (l)	172,973	5,332,758
EOG Resources, Inc.	295,002	24,609,067
EQT Corp.	158,417	12,266,228
Hess Corp.	197,626	11,877,323
Marathon Petroleum Corp.	162,332	6,162,123
Noble Energy, Inc.	294,856	10,576,485
Occidental Petroleum Corp.	376,295	28,432,850
Rice Energy, Inc. (a)	353,670	7,794,887
Valero Energy Corp.	562,193	28,671,852

		$147,847,799
Energy - Integrated - 1.3%
BP PLC	3,975,452	$23,188,302
Chevron Corp.	290,180	30,419,569
Exxon Mobil Corp.	442,824	41,510,322

		$95,118,193
Food & Beverages - 2.5%
Archer Daniels Midland Co.	831,477	$35,662,049
Coca-Cola Co.	199,406	9,039,074
Danone S.A.	254,813	17,967,542
Dean Foods Co.	148,715	2,690,254
General Mills, Inc.	536,462	38,260,470
J.M. Smucker Co.	52,481	7,998,629
Kellogg Co.	149,918	12,240,805
Marine Harvest A.S.A. (l)	633,473	10,655,478
Mondelez International, Inc.	216,873	9,869,890
Nestle S.A.	457,638	35,300,220

		$179,684,411
Food & Drug Stores - 1.1%
CVS Health Corp.	704,510	$67,449,787
Kroger Co.	251,254	9,243,635
Lawson, Inc.	65,000	5,153,095

		$81,846,517
Gaming & Lodging - 0.1%
Hilton Worldwide Holdings, Inc.	215,376	$4,852,421

General Merchandise - 0.8%
Kohl’s Corp.	184,554	$6,998,288
Target Corp.	769,871	53,752,393

		$60,750,681
Health Maintenance Organizations - 0.2%
Cigna Corp.	108,217	$13,850,694

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 3.7%
Aon PLC	325,902	$35,598,275
Chubb Ltd.	431,667	56,423,194
MetLife, Inc.	1,397,289	55,654,021
Prudential Financial, Inc.	477,498	34,064,707
Sony Financial Holdings, Inc.	360,400	4,045,308
Travelers Cos., Inc.	368,907	43,914,689
Validus Holdings Ltd.	442,884	21,519,734
Zurich Insurance Group AG	73,529	18,192,632

		$269,412,560
Internet - 0.5%
Alphabet, Inc., “A” (a)	12,385	$8,713,219
Facebook, Inc., “A” (a)	246,054	28,119,051

		$36,832,270
Leisure & Toys - 0.2%
Activision Blizzard, Inc.	314,256	$12,453,965

Machinery & Tools - 1.4%
Allison Transmission Holdings, Inc.	617,548	$17,433,380
Caterpillar, Inc.	58,357	4,424,044
Cummins, Inc.	109,460	12,307,682
Deere & Co.	175,929	14,257,286
Eaton Corp. PLC	364,982	21,800,375
Illinois Tool Works, Inc.	266,209	27,728,329
Ingersoll-Rand Co. Ltd., “A”	84,968	5,410,762

		$103,361,858
Major Banks - 5.4%
Bank of America Corp.	1,068,272	$14,175,969
Bank of New York Mellon Corp.	931,288	36,180,539
BNP Paribas	100,644	4,524,752
BOC Hong Kong Holdings Ltd.	1,377,000	4,153,600
Goldman Sachs Group, Inc.	272,101	40,428,767
HSBC Holdings PLC	1,191,806	7,445,278
JPMorgan Chase & Co.	2,631,612	163,528,370
Morgan Stanley	401,970	10,443,181
PNC Financial Services Group, Inc.	298,985	24,334,389
State Street Corp.	379,058	20,438,807
Sumitomo Mitsui Financial Group, Inc.	370,500	10,622,334
Wells Fargo & Co.	1,224,295	57,945,882

		$394,221,868
Medical & Health Technology & Services - 0.4%
Express Scripts Holding Co. (a)	129,279	$9,799,348
HCA Holdings, Inc. (a)	49,250	3,792,743
McKesson Corp.	82,995	15,491,017

		$29,083,108
Medical Equipment - 2.0%
Cooper Cos., Inc.	66,233	$11,363,596
Medtronic PLC	630,316	54,692,519
St. Jude Medical, Inc.	257,665	20,097,870
Thermo Fisher Scientific, Inc.	310,252	45,842,836
Zimmer Biomet Holdings, Inc.	121,195	14,589,454

		$146,586,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Metals & Mining - 0.2%
Rio Tinto PLC	565,532	$17,480,671

Natural Gas - Distribution - 0.1%
Engie	594,963	$9,580,375

Natural Gas - Pipeline - 0.2%
Enterprise Products Partners LP	178,291	$5,216,795
Plains All American Pipeline LP	170,530	4,687,870
Williams Partners LP	212,055	7,345,585

		$17,250,250
Network & Telecom - 0.7%
Cisco Systems, Inc.	1,432,246	$41,091,138
Motorola Solutions, Inc.	195,712	12,911,121

		$54,002,259
Oil Services - 0.4%
National Oilwell Varco, Inc.	162,438	$5,466,039
Schlumberger Ltd.	274,563	21,712,442

		$27,178,481
Other Banks & Diversified Financials - 2.1%
American Express Co.	371,317	$22,561,221
BB&T Corp.	509,275	18,135,283
Citigroup, Inc.	488,828	20,721,419
Discover Financial Services	290,455	15,565,483
SunTrust Banks, Inc.	152,762	6,275,463
U.S. Bancorp	1,059,238	42,719,069
UBS Group AG	815,041	10,545,493
Visa, Inc., “A”	264,899	19,647,559

		$156,170,990
Pharmaceuticals - 5.1%
Abbott Laboratories	1,094,012	$43,005,612
Allergan PLC (a)	41,696	9,635,529
Bayer AG	240,463	24,193,511
Bristol-Myers Squibb Co.	280,637	20,640,851
Eli Lilly & Co.	599,981	47,248,504
Johnson & Johnson	754,488	91,519,394
Merck & Co., Inc.	1,381,460	79,585,911
Novartis AG	46,883	3,856,773
Pfizer, Inc.	1,387,750	48,862,678
Roche Holding AG	13,450	3,551,211

		$372,099,974
Printing & Publishing - 0.2%
Moody’s Corp.	68,269	$6,397,488
S&P Global, Inc.	27,002	2,896,235
Time, Inc.	14,390	236,859
Transcontinental, Inc.	335,190	4,542,882

		$14,073,464
Railroad & Shipping - 0.4%
Canadian National Railway Co.	121,583	$7,180,692
Union Pacific Corp.	239,880	20,929,530

		$28,110,222

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - 0.6%
Hospitality Properties Trust, REIT	229,319	$6,604,387
Medical Properties Trust, Inc., REIT	445,058	6,769,332
Mid-America Apartment Communities, Inc., REIT	158,208	16,833,331
Starwood Property Trust, Inc., REIT	304,196	6,302,941
Store Capital Corp., REIT	324,296	9,550,517

		$46,060,508
Restaurants - 0.2%
Aramark	299,152	$9,997,660
YUM! Brands, Inc.	65,240	5,409,701

		$15,407,361
Specialty Chemicals - 0.2%
Axalta Coating Systems Ltd. (a)	438,717	$11,639,162
Praxair, Inc.	50,479	5,673,335

		$17,312,497
Specialty Stores - 0.9%
Abercrombie & Fitch Co., “A”	343,860	$6,124,147
Advance Auto Parts, Inc.	28,226	4,562,168
Amazon.com, Inc.	49,293	35,275,057
American Eagle Outfitters, Inc.	665,246	10,597,369
Best Buy Co., Inc.	190,910	5,841,846

		$62,400,587
Telecommunications - Wireless - 0.1%
Vodafone Group PLC	1,023,046	$3,114,348

Telephone Services - 1.6%
AT&T, Inc.	199,398	$8,615,988
Frontier Communications Corp. (l)	1,329,732	6,568,876
TDC A.S.	1,120,314	5,483,640
Telefonica Brasil S.A., ADR	778,730	10,590,728
Verizon Communications, Inc.	1,513,217	84,498,037

		$115,757,269
Tobacco - 2.6%
Altria Group, Inc.	744,774	$51,359,615
Japan Tobacco, Inc.	188,300	7,543,411
Philip Morris International, Inc.	1,175,974	119,620,075
Reynolds American, Inc.	149,865	8,082,219

		$186,605,320
Trucking - 0.4%
United Parcel Service, Inc., “B”	288,930	$31,123,540

Utilities - Electric Power - 1.6%
American Electric Power Co., Inc.	291,750	$20,448,758
Duke Energy Corp.	219,422	18,824,213
Exelon Corp.	837,375	30,446,955
PPL Corp.	744,226	28,094,532
Public Service Enterprise Group, Inc.	194,297	9,056,183
SSE PLC	337,900	7,065,459
Xcel Energy, Inc.	77,795	3,483,660

		$117,419,760
Total Common Stocks		$4,207,315,339

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - 39.5%
Agency - Other - 0.1%
Financing Corp., 9.65%, 11/02/2018	$2,850,000	$3,434,716

Asset-Backed & Securitized - 2.2%
Atrium CDO Corp., FRN, 1.726%, 11/16/2022 (z)	$2,636,857	$2,619,918
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.037%, 12/28/2040 (z)	5,075,307	3,660,650
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	271,008	53,056
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.936%, 1/30/2025 (n)	5,792,000	5,755,574
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.448%, 6/15/2028 (z)	8,086,000	8,085,191
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	5,414,547	5,471,463
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	7,443,052
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	10,560,073
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	12,087,134
Credit Suisse Mortgage Capital Certificate, 5.695%, 9/15/2040	8,671,649	8,967,421
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,958,875
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.728%, 7/15/2025 (n)	7,443,000	7,355,307
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	3,369,000	3,436,756
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	3,092,000	3,158,544
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.813%, 1/19/2025 (n)	5,676,137	5,606,025
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	1,739,363	1,666,791
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	11,487,770
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.788%, 4/25/2025 (n)	6,757,000	6,682,090
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.131%, 2/15/2051	181,415	181,047
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.741%, 6/15/2049	13,257,080	13,495,482
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.826%, 6/12/2050	63,246	63,144
Morgan Stanley Capital I, Inc., FRN, 1.022%, 11/15/2030 (i)(n)	9,085,146	128,163
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	3,859,642	3,211,165
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.147%, 2/15/2051	8,770,024	8,951,534
Wachovia Bank Commercial Mortgage Trust, FRN, 5.702%, 6/15/2049	13,568,423	13,983,664
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,857,614

		$156,927,503
Automotive - 0.3%
General Motors Financial Co., Inc., 3.2%, 7/06/2021	$6,388,000	$6,398,163
General Motors Financial Co., Inc., 5.25%, 3/01/2026	3,195,000	3,473,237
Nissan Motor Acceptance Corp., 2.35%, 3/04/2019 (n)	2,097,000	2,142,683
Toyota Motor Credit Corp., 3.4%, 9/15/2021	4,890,000	5,322,584
Volkswagen International Finance N.V., 2.375%, 3/22/2017 (n)	4,856,000	4,887,710

		$22,224,377
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/2020	$3,000,000	$3,385,602
Life Technologies Corp., 5%, 1/15/2021	3,000,000	3,310,755

		$6,696,357
Broadcasting - 0.3%
21st Century Fox America, Inc., 8.5%, 2/23/2025	$5,903,000	$8,011,245
Grupo Televisa S.A.B., 5%, 5/13/2045	1,839,000	1,765,148
The Walt Disney Co., 3%, 2/13/2026	9,850,000	10,596,581

		$20,372,974
Brokerage & Asset Managers - 0.1%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$2,359,000	$2,470,155
Intercontinental Exchange, Inc., 4%, 10/15/2023	7,055,000	7,631,817

		$10,101,972

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - 0.2%
Charter Operating/CCO Capital Corp., 4.908%, 7/23/2025 (n)	$5,325,000	$5,821,833
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	7,170,000	9,714,755

		$15,536,588
Computer Software - Systems - 0.2%
Apple, Inc., 2.85%, 2/23/2023	$9,582,000	$10,068,919
Apple, Inc., 3.85%, 5/04/2043	2,060,000	2,068,281

		$12,137,200
Conglomerates - 0.1%
General Electric Capital Corp., 3.1%, 1/09/2023	$956,000	$1,021,209
General Electric Capital Corp., FRN, 1.284%, 1/09/2020	4,530,000	4,552,686

		$5,573,895
Consumer Products - 0.2%
Newell Rubbermaid, Inc., 3.85%, 4/01/2023	$7,747,000	$8,217,003
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	6,003,000	6,473,929

		$14,690,932
Consumer Services - 0.1%
Visa, Inc., 3.15%, 12/14/2025	$9,366,000	$10,013,294

Emerging Market Quasi-Sovereign - 0.3%
CNOOC Finance (2012) Ltd., 3.875%, 5/02/2022 (n)	$5,880,000	$6,176,234
Petroleos Mexicanos, 3.125%, 1/23/2019	2,358,000	2,352,105
Petroleos Mexicanos, 8%, 5/03/2019	4,145,000	4,617,779
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/2016 (n)	680,916	688,392
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019 (z)	5,329,000	5,488,262

		$19,322,772
Emerging Market Sovereign - 0.1%
Republic of Peru, 7.35%, 7/21/2025	$551,000	$749,360
United Mexican States, 4.75%, 3/08/2044	7,817,000	8,422,818

		$9,172,178
Energy - Independent - 0.0%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	$485,000	$510,486
Hess Corp., 8.125%, 2/15/2019	1,740,000	1,939,072

		$2,449,558
Energy - Integrated - 0.6%
BP Capital Markets PLC, 4.5%, 10/01/2020	$1,661,000	$1,840,398
BP Capital Markets PLC, 4.742%, 3/11/2021	4,892,000	5,495,056
Chevron Corp., 0.796%, 11/15/2017	11,906,000	11,877,902
Husky Energy, Inc., 7.25%, 12/15/2019	4,453,000	5,009,719
Petro-Canada, 6.05%, 5/15/2018	9,475,000	10,190,097
Total Capital International S.A., 1.55%, 6/28/2017	3,893,000	3,913,236
Total Capital International S.A., 3.75%, 4/10/2024	6,370,000	7,011,357

		$45,337,765
Financial Institutions - 0.0%
GE Capital International Funding Co., 3.373%, 11/15/2025 (n)	$2,488,000	$2,700,052

Food & Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/2026	$11,910,000	$12,758,540
Anheuser-Busch InBev S.A., 8%, 11/15/2039	5,850,000	9,141,877

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Diageo Capital PLC, 2.625%, 4/29/2023	$6,190,000	$6,426,093
J.M. Smucker Co., 3.5%, 3/15/2025	4,232,000	4,569,976
Kraft Foods Group, Inc., 3.5%, 6/06/2022	2,361,000	2,510,966
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	1,411,000	1,439,004
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	4,239,000	4,521,356

		$41,367,812
Food & Drug Stores - 0.3%
CVS Health Corp., 3.875%, 7/20/2025	$8,115,000	$8,926,313
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	5,935,000	6,223,678
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034	2,991,000	3,139,195

		$18,289,186
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 3.734%, 7/15/2023 (n)	$7,000,000	$7,498,701

Insurance - 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$10,460,000	$11,652,712
American International Group, Inc., 3.75%, 7/10/2025	8,000,000	8,153,640

		$19,806,352
Insurance - Health - 0.3%
Aetna, Inc., 3.2%, 6/15/2026	$9,744,000	$10,024,861
Anthem, Inc., 3.3%, 1/15/2023	3,410,000	3,522,274
UnitedHealth Group, Inc., 3.75%, 7/15/2025	9,796,000	10,747,358

		$24,294,493
Insurance - Property & Casualty - 0.2%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	$3,183,000	$3,337,516
Liberty Mutual Group, Inc., 4.25%, 6/15/2023 (n)	3,278,000	3,482,013
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	2,242,000	2,295,191
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	5,360,000	5,943,704
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	2,925,000	2,925,000

		$17,983,424
International Market Quasi-Sovereign - 0.3%
KFW International Finance, Inc., 4.875%, 6/17/2019	$7,250,000	$8,071,657
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	10,140,000	10,459,887

		$18,531,544
Internet - 0.1%
Baidu, Inc., 3.5%, 11/28/2022	$6,460,000	$6,606,810

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$5,815,000	$9,102,452

Major Banks - 1.7%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$6,400,000	$6,663,533
Bank of America Corp., 5.49%, 3/15/2019	4,135,000	4,470,779
Bank of America Corp., 7.625%, 6/01/2019	3,980,000	4,606,567
Bank of America Corp., 4.1%, 7/24/2023	7,970,000	8,538,540
Bank of America Corp., 4.125%, 1/22/2024	10,657,000	11,462,445
Bank of America Corp., 3.5%, 4/19/2026	5,339,000	5,517,259
BNP Paribas, 7.195% to 6/25/37, FRN to 6/29/2049 (n)	3,200,000	3,456,000
Commonwealth Bank of Australia, 5%, 10/15/2019 (n)	3,930,000	4,351,096

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	$2,567,000	$2,683,799
ING Bank N.V., 3.75%, 3/07/2017 (n)	4,761,000	4,843,222
ING Bank N.V., 5.8%, 9/25/2023 (n)	6,238,000	6,845,687
JPMorgan Chase & Co., 6.3%, 4/23/2019	6,750,000	7,587,776
JPMorgan Chase & Co., 3.2%, 1/25/2023	7,972,000	8,263,185
Mitsubishi UFJ Financial Group, Inc., 3.85%, 3/01/2026	6,387,000	6,968,128
Morgan Stanley, 3.875%, 4/29/2024	6,520,000	6,979,119
Morgan Stanley, 6.625%, 4/01/2018	11,740,000	12,723,495
Morgan Stanley, 4%, 7/23/2025	2,939,000	3,147,049
PNC Funding Corp., 5.625%, 2/01/2017	6,510,000	6,670,804
Wells Fargo & Co., 2.1%, 5/08/2017	6,600,000	6,656,707
Wells Fargo & Co., 5.9% to 6/15/2024, FRN to 12/29/2049	3,543,000	3,644,861

		$126,080,051
Medical & Health Technology & Services - 0.3%
Becton, Dickinson and Co., 6.375%, 8/01/2019	$6,240,000	$7,107,167
Becton, Dickinson and Co., 2.675%, 12/15/2019	4,190,000	4,309,549
Express Scripts Holding Co., 2.65%, 2/15/2017	7,200,000	7,276,543
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	5,980,000	6,185,592

		$24,878,851
Medical Equipment - 0.2%
Medtronic, Inc., 4.375%, 3/15/2035	$6,802,000	$7,694,014
Zimmer Holdings, Inc., 3.55%, 4/01/2025	9,149,000	9,429,893

		$17,123,907
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	$5,930,000	$5,188,750

Midstream - 0.5%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$9,121,000	$9,355,391
Energy Transfer Partners LP, 3.6%, 2/01/2023	3,288,000	3,150,700
Energy Transfer Partners LP, 4.9%, 2/01/2024	2,630,000	2,688,844
Enterprise Products Operating LP, 6.5%, 1/31/2019	5,184,000	5,805,256
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	5,700,000	5,729,258
Kinder Morgan Energy Partners LP, 7.75%, 3/15/2032	2,520,000	2,826,523
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	1,888,000	1,862,935
Spectra Energy Capital LLC, 8%, 10/01/2019	5,327,000	6,115,471

		$37,534,378
Mortgage-Backed - 11.1%
Fannie Mae, 3.99%, 7/01/2021	$642,718	$710,761
Fannie Mae, 2.62%, 5/01/2023	660,969	695,102
Fannie Mae, 3%, 10/01/2030	10,156,011	10,652,997
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	17,820,705	19,156,849
Fannie Mae, 3.5%, 7/01/2043	9,412,385	9,952,711
Fannie Mae, 3.5%, 6/01/2045 - 9/01/2045	19,296,798	20,374,026
Fannie Mae, 5.05%, 1/01/2017	2,261,140	2,266,918
Fannie Mae, 6%, 1/01/2017 - 7/01/2037	14,464,686	16,619,562
Fannie Mae, 5.5%, 11/01/2017 - 4/01/2040	28,487,917	32,125,647
Fannie Mae, 3.8%, 2/01/2018	743,912	767,842
Fannie Mae, 3.91%, 2/01/2018	1,106,230	1,142,672
Fannie Mae, 5%, 2/01/2018 - 3/01/2042	21,381,628	23,729,828
Fannie Mae, 4.5%, 6/01/2018 - 6/01/2044	52,934,238	57,956,602
Fannie Mae, 3.829%, 7/01/2018	921,390	966,080

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 2.578%, 9/25/2018	$3,835,538	$3,935,458
Fannie Mae, 4.6%, 9/01/2019	732,185	799,486
Fannie Mae, 4.449%, 1/01/2021	1,024,807	1,128,981
Fannie Mae, 2.67%, 3/01/2022	923,833	972,443
Fannie Mae, 2.73%, 4/01/2023	661,417	696,926
Fannie Mae, 2.41%, 5/01/2023	1,003,070	1,042,394
Fannie Mae, 2.55%, 5/01/2023	944,833	989,712
Fannie Mae, 2.59%, 5/01/2023	989,725	1,039,157
Fannie Mae, 2.7%, 7/01/2025	1,007,000	1,046,109
Fannie Mae, 3%, 3/01/2027 - 12/01/2030	18,811,846	19,742,739
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	5,709,134	6,701,414
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	108,507,897	116,628,132
Fannie Mae, 3.5%, 11/01/2041 - 10/01/2045	25,426,342	26,941,290
Fannie Mae, 3.5%, 4/01/2043 - 9/01/2043	33,046,641	34,938,530
Fannie Mae, TBA, 3.5%, 7/01/2031	16,735,000	17,732,818
Fannie Mae, TBA, 3%, 7/01/2031	4,842,000	5,076,156
Freddie Mac, 4%, 4/01/2044 - 9/01/2044	19,965,423	21,372,753
Freddie Mac, 6%, 4/01/2017 - 6/01/2037	8,298,973	9,437,351
Freddie Mac, 5%, 12/01/2017 - 7/01/2041	11,968,393	13,206,209
Freddie Mac, 3.154%, 2/25/2018	669,091	688,181
Freddie Mac, 2.412%, 8/25/2018	1,953,808	2,002,554
Freddie Mac, 4.5%, 1/01/2019 - 5/01/2042	11,647,616	12,668,257
Freddie Mac, 5.5%, 1/01/2019 - 10/01/2035	7,695,388	8,615,655
Freddie Mac, 5.085%, 3/25/2019	6,789,000	7,410,684
Freddie Mac, 2.456%, 8/25/2019	1,100,000	1,140,246
Freddie Mac, 1.869%, 11/25/2019	2,200,000	2,243,962
Freddie Mac, 2.313%, 3/25/2020	624,000	645,700
Freddie Mac, 3.808%, 8/25/2020	5,900,000	6,431,310
Freddie Mac, 3.034%, 10/25/2020	1,781,000	1,896,247
Freddie Mac, 2.791%, 1/25/2022	3,221,000	3,411,051
Freddie Mac, 2.716%, 6/25/2022	2,443,294	2,582,995
Freddie Mac, 2.682%, 10/25/2022	1,960,000	2,072,547
Freddie Mac, 2.51%, 11/25/2022	3,050,000	3,194,980
Freddie Mac, 3.111%, 2/25/2023	4,920,000	5,333,085
Freddie Mac, 3.32%, 2/25/2023	1,059,000	1,161,255
Freddie Mac, 3.25%, 4/25/2023	5,681,000	6,204,480
Freddie Mac, 3.458%, 8/25/2023	5,373,000	5,938,862
Freddie Mac, 3.171%, 10/25/2024	3,005,000	3,273,437
Freddie Mac, 2.67%, 12/25/2024	3,612,000	3,795,589
Freddie Mac, 2.673%, 3/25/2026	2,850,000	2,984,458
Freddie Mac, 3%, 11/01/2030 - 7/01/2043	41,135,752	43,045,346
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	3,532,130	4,113,350
Freddie Mac, 4%, 11/01/2040 - 9/01/2045	41,754,281	44,789,250
Freddie Mac, 3.5%, 2/01/2042 - 12/01/2045	64,612,936	68,476,763
Ginnie Mae, 4%, 2/20/2042	2,978,756	3,204,663
Ginnie Mae, 3%, 2/15/2043 - 6/20/2043	9,631,409	10,105,275
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	5,065,427	5,939,509
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	4,542,258	5,150,869
Ginnie Mae, 4.5%, 7/15/2033 - 6/20/2041	11,782,476	13,004,648
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	1,508,054	1,702,890
Ginnie Mae, 4%, 1/20/2041 - 4/20/2041	10,357,943	11,161,122
Ginnie Mae, 3.5%, 12/15/2041 - 12/20/2045	31,682,341	33,738,283
Ginnie Mae, 3%, 7/20/2043	3,947,837	4,141,486

		$812,814,644

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - 0.4%
AT&T, Inc., 3%, 6/30/2022	$6,074,000	$6,220,225
AT&T, Inc., 3.4%, 5/15/2025	6,074,000	6,213,137
Verizon Communications, Inc., 6.4%, 9/15/2033	1,817,000	2,319,224
Verizon Communications, Inc., 5.05%, 3/15/2034	5,238,000	5,813,630
Verizon Communications, Inc., 6.55%, 9/15/2043	5,466,000	7,364,812

		$27,931,028
Oils - 0.1%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$7,085,000	$6,957,442
Valero Energy Corp., 4.9%, 3/15/2045	4,000,000	3,704,948

		$10,662,390
Other Banks & Diversified Financials - 0.9%
American Express Co., 5.5%, 9/12/2016	$6,317,000	$6,371,648
Banco de Credito del Peru, 5.375%, 9/16/2020	4,872,000	5,407,920
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.1%, 9/09/2023 (n)	4,960,000	5,504,365
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	4,730,000	5,280,430
Capital One Financial Corp., 6.15%, 9/01/2016	8,680,000	8,747,513
Citigroup, Inc., 2.5%, 9/26/2018	10,880,000	11,095,642
Discover Bank, 4.2%, 8/08/2023	4,000,000	4,228,052
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	5,168,000	6,377,054
SunTrust Banks, Inc., 2.35%, 11/01/2018	2,541,000	2,580,586
Swedbank AB, 2.125%, 9/29/2017 (n)	1,317,000	1,330,744
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026 (z)	7,103,000	7,381,999

		$64,305,953
Pharmaceuticals - 0.7%
AbbVie, Inc., 3.6%, 5/14/2025	$4,236,000	$4,438,608
Actavis Funding SCS, 3%, 3/12/2020	1,375,000	1,418,077
Actavis Funding SCS, 4.85%, 6/15/2044	3,997,000	4,209,369
Bayer U.S. Finance LLC, 3%, 10/08/2021 (n)	9,000,000	9,398,313
Celgene Corp., 2.875%, 8/15/2020	3,798,000	3,927,626
Forest Laboratories, Inc., 4.875%, 2/15/2021 (n)	6,838,000	7,589,701
Gilead Sciences, Inc., 3.7%, 4/01/2024	1,862,000	2,016,296
Gilead Sciences, Inc., 3.5%, 2/01/2025	14,207,000	15,145,799
Roche Holdings, Inc., 6%, 3/01/2019 (n)	1,495,000	1,682,098
Teva Pharmaceutical Finance IV LLC, 3.65%, 11/10/2021	3,299,000	3,496,036

		$53,321,923
Real Estate - Apartment - 0.1%
ERP Operating LP, REIT, 4.625%, 12/15/2021	$3,113,000	$3,515,268

Real Estate - Healthcare - 0.1%
HCP, Inc., REIT, 5.375%, 2/01/2021	$4,146,000	$4,608,992

Real Estate - Retail - 0.1%
Simon Property Group, Inc., REIT, 4.375%, 3/01/2021	$4,500,000	$4,993,839

Retailers - 0.3%
Dollar General Corp., 4.15%, 11/01/2025	$5,000,000	$5,493,510
Home Depot, Inc., 5.95%, 4/01/2041	1,578,000	2,177,506
Wal-Mart Stores, Inc., 5.25%, 9/01/2035	12,347,000	16,218,970

		$23,889,986
Supermarkets - 0.1%
The Kroger Co., 4%, 2/01/2024	$8,000,000	$8,871,568

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Supranational - 0.0%
Asian Development Bank, 1.125%, 3/15/2017	$3,322,000	$3,331,428

Telecommunications - Wireless - 0.3%
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	$5,960,000	$6,121,139
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	2,040,000	2,223,872
Crown Castle Towers LLC, 6.113%, 1/15/2040 (n)	3,852,000	4,284,810
Rogers Communications, Inc., 6.8%, 8/15/2018	8,529,000	9,445,330
SBA Tower Trust, 2.898%, 10/15/2044 (n)	2,389,000	2,422,171

		$24,497,322
Tobacco - 0.3%
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (z)	$6,137,000	$6,319,772
Reynolds American, Inc., 4.45%, 6/12/2025	13,773,000	15,424,906

		$21,744,678
Transportation - Services - 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$6,381,000	$8,693,308

U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 4.35%, 7/01/2023	$251,114	$266,080
Small Business Administration, 4.77%, 4/01/2024	792,449	854,282
Small Business Administration, 5.18%, 5/01/2024	1,270,013	1,383,470
Small Business Administration, 5.52%, 6/01/2024	566,320	623,985
Small Business Administration, 4.99%, 9/01/2024	1,182,800	1,284,297
Small Business Administration, 4.95%, 3/01/2025	993,402	1,081,069

		$5,493,183
U.S. Treasury Obligations - 13.8%
U.S. Treasury Bonds, 6%, 2/15/2026	$1,524,000	$2,146,280
U.S. Treasury Bonds, 6.75%, 8/15/2026	926,000	1,386,829
U.S. Treasury Bonds, 5.25%, 2/15/2029	5,294,000	7,485,631
U.S. Treasury Bonds, 5.375%, 2/15/2031	4,690,000	6,956,039
U.S. Treasury Bonds, 4.5%, 2/15/2036	26,962,000	38,835,822
U.S. Treasury Bonds, 5%, 5/15/2037	2,452,000	3,769,185
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,987,000	7,209,332
U.S. Treasury Bonds, 2.875%, 5/15/2043	196,994,900	221,519,189
U.S. Treasury Notes, 1.375%, 2/29/2020	6,694,000	6,820,296
U.S. Treasury Notes, 0.875%, 12/31/2016	146,031,000	146,368,040
U.S. Treasury Notes, 0.75%, 6/30/2017	19,439,000	19,483,807
U.S. Treasury Notes, 4.75%, 8/15/2017	2,870,000	3,003,972
U.S. Treasury Notes, 3.75%, 11/15/2018	4,535,000	4,868,041
U.S. Treasury Notes, 3.125%, 5/15/2019	52,370,000	55,974,522
U.S. Treasury Notes, 1%, 6/30/2019	238,622,000	240,644,799
U.S. Treasury Notes, 3.5%, 5/15/2020	55,133,000	60,598,941
U.S. Treasury Notes, 3.125%, 5/15/2021	99,605,000	109,584,923
U.S. Treasury Notes, 2.5%, 8/15/2023	64,683,000	70,072,388

		$1,006,728,036
Utilities - Electric Power - 1.0%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$3,550,000	$3,879,213
Dominion Resources, Inc., 3.625%, 12/01/2024	6,000,000	6,310,782
Exelon Corp., 3.4%, 4/15/2026	9,718,000	10,156,544
MidAmerican Funding LLC, 6.927%, 3/01/2029	2,785,000	3,903,489
Oncor Electric Delivery Co., 7%, 9/01/2022	4,555,000	5,800,515
Pacific Gas & Electric Co., 4.6%, 6/15/2043	4,920,000	5,630,232

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
PPL Capital Funding, Inc., 5%, 3/15/2044	$1,773,000	$1,983,858
PPL Corp., 3.4%, 6/01/2023	4,920,000	5,134,040
Progress Energy, Inc., 3.15%, 4/01/2022	6,169,000	6,419,696
Southern Co., 2.15%, 9/01/2019	7,000,000	7,128,772
Southern Co., 3.25%, 7/01/2026	10,896,000	11,317,926
Waterford 3 Funding Corp., 8.09%, 1/02/2017	2,403,358	2,403,425

		$70,068,492
Total Bonds		$2,886,450,882

Convertible Preferred Stocks - 0.7%
Food & Beverages - 0.3%
Tyson Foods, Inc., 4.75%	328,050	$24,236,334

Pharmaceuticals - 0.1%
Allergan PLC, 5.5%	8,365	$6,973,231

Telephone Services - 0.1%
Frontier Communications Corp., 11.125%	41,668	$3,950,960

Utilities - Electric Power - 0.2%
Exelon Corp., 6.5%	298,266	$14,716,444
Total Convertible Preferred Stocks		$49,876,969

Money Market Funds - 2.7%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	195,812,944	$195,812,944

Collateral for Securities Loaned - 0.2%
JPMorgan Prime Money Market Fund, 0.44%, at Net Asset Value (j)	16,949,750	$16,949,750
Total Investments		$7,356,405,884

Other Assets, Less Liabilities - (0.7)%		(49,585,048)
Net Assets - 100.0%		$7,306,820,836

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $192,741,177, representing 2.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Atrium CDO Corp., FRN, 1.726%, 11/16/2022	2/03/16-2/04/16	$2,628,102	$2,619,918
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.037%, 12/28/2040	3/01/06	5,075,307	3,660,650
BlackRock Capital Finance LP, 7.75%, 9/25/2026	10/10/96	264,572	53,056
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.448%, 6/15/2028	6/14/16	8,086,000	8,085,191
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020	7/15/15	6,082,307	6,319,772

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019	4/28/14	$5,300,079	$5,488,262
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026	3/29/16	7,087,605	7,381,999
Total Restricted Securities			$33,608,848
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

6/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,898,738,353	$—	$—	$3,898,738,353
United Kingdom	26,668,317	70,071,051	—	96,739,368
Switzerland	—	71,446,330	—	71,446,330
France	9,580,375	22,492,294	—	32,072,669
Canada	31,004,112	—	—	31,004,112
Japan	—	27,364,148	—	27,364,148
Germany	—	24,193,511	—	24,193,511
South Korea	—	22,822,012	—	22,822,012
Taiwan	21,928,359	—	—	21,928,359
Other Countries	10,590,728	20,292,718	—	30,883,446
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	1,015,655,935	—	1,015,655,935
Non-U.S. Sovereign Debt	—	50,357,922	—	50,357,922
U.S. Corporate Bonds	—	683,292,462	—	683,292,462
Residential Mortgage-Backed Securities	—	817,745,648	—	817,745,648
Commercial Mortgage-Backed Securities	—	105,636,436	—	105,636,436
Asset-Backed Securities (including CDOs)	—	46,360,056	—	46,360,056
Foreign Bonds	—	167,402,423	—	167,402,423
Mutual Funds	212,762,694	—	—	212,762,694
Total Investments	$4,211,272,938	$3,145,132,946	$—	$7,356,405,884

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $182,206,598 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,116,754,721
Gross unrealized appreciation	1,328,124,134
Gross unrealized depreciation	(88,472,971)
Net unrealized appreciation (depreciation)	$1,239,651,163

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	201,003,794	924,901,609	(930,092,459)	195,812,944

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$348,698	$195,812,944

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: August 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: August 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 15, 2016

*	Print name and title of each signing officer under his or her signature.